Policyholder liabilities and unallocated surplus - Movement in insurance contract liabilities and unallocated surplus (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position		$ 385,678
Policyholder liabilities on the consolidated statement of financial position		391,924
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750
Unallocated surplus of with-profits funds on the consolidated statement of financial position		5,512
Reinsurers' share of insurance contract liabilities	[1]	44,918		$ 13,856
Claims paid		13,504
Hong Kong
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Effect of change in valuation interest rate on policyholder liabilities net of reinsurance		(1,039)
Athene Life Re Ltd | In-force fixed and fixed indexed annuity | US insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Reinsurers' share of insurance contract liabilities		27,700
With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750	$ 20,180
Removal of opening balances relating to the discontinued UK and Europe operations			(16,982)
Income and expense included in the income statement and other comprehensive income		742	655
Other movements			(116)
Foreign exchange translation differences		20	10
Unallocated surplus of with-profits funds on the consolidated statement of financial position		5,512	3,747
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position		385,678	521,286
Removal of opening balances relating to the discontinued UK and Europe operations			(193,020)
Income and expense included in the income statement		7,555	33,996
Other movements		(110)	53
Foreign exchange translation differences		(1,199)	618
Policyholder liabilities on the consolidated statement of financial position		391,924	362,933
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position		(13,856)	(14,193)
Removal of opening balances relating to the discontinued UK and Europe operations			2,169
Income and expense included in the income statement		(31,066)	(880)
Foreign exchange translation differences		4	(15)
Policyholder liabilities on the consolidated statement of financial position		(44,918)	$ (12,919)
Claims paid		$ (590)

[1]	At 30 June 2020, reinsurers’ share of insurance contract liabilities include $27.7 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.